THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2000
--------------------------------------------------------------------------------

                                                                      MOODY'S/S&P
   PRINCIPAL                                                             RATING
   AMOUNT/ /                     SECURITY DESCRIPTION                 (UNAUDITED)      VALUE
----------------   -------------------------------------------------  ------------  ------------
FOREIGN CORPORATE OBLIGATIONS (19.0%)
ARGENTINA (5.2%)
BANKING (3.5%)
$       750,000    Banco Hipotecario SA, Series REGS, 10.000% due
                     04/17/03.......................................     B1/BB-     $   701,250
                                                                                    -----------

TELECOMMUNICATION SERVICES (1.7%)
        400,000    CIA Radiocomunic Moviles, (144A), 9.250% due
                     05/08/08(s)....................................    B1/BBB-         352,000
                                                                                    -----------
                                                                                      1,053,250
                                                                                    -----------

BRAZIL (7.3%)
BANKING (2.3%)
        500,000    Banco Nacional De Desenvolvi, 12.554% due
                     06/16/08(v)....................................     B2/B+          470,000
                                                                                    -----------

CHEMICALS (2.9%)
        750,000    Trikem SA, (144A), 10.625% due 07/24/07..........     B+/BB-         585,000
                                                                                    -----------

TELECOMMUNICATION SERVICES (2.1%)
        500,000    Globo Communicacoes Participacoes, 10.625% due
                     12/05/08.......................................     B2/B+          422,500
                                                                                    -----------
                                                                                      1,477,500
                                                                                    -----------

CHINA (0.8%)
FOREST PRODUCTS & PAPER (0.8%)
        300,000    APP China Group, Ltd., (144A), 14.000% due
                     03/15/10.......................................    B3/CCC+         171,000
                                                                                    -----------

MAURITIUS (0.9%)
FOREST PRODUCTS & PAPER (0.9%)
        340,000    Indah Kiat Finance Mauritius, 10.000% due
                     07/01/07.......................................    B3/CCC+         192,100
                                                                                    -----------

MEXICO (4.2%)
BUILDING MATERIALS (2.0%)
        400,000    Cemex SA de C.V., (144A), 8.625% due 07/18/03....    Ba1/BBB-        400,000
                                                                                    -----------

OIL PRODUCTION (2.2%)
        450,000    Petroleos Mexicanos, 9.250% due 03/30/18.........    Baa3/BB+        436,500
                                                                                    -----------
                                                                                        836,500
                                                                                    -----------

PANAMA (0.6%)
INDUSTRIAL (0.6%)
        150,000    CSN Iron SA, 9.125% due 06/01/07.................     B2/BB-         120,750
                                                                                    -----------
                       TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
                         $3,959,253)................................                  3,851,100
                                                                                    -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

                                                                      MOODY'S/S&P
   PRINCIPAL                                                            RATING
   AMOUNT/ /                     SECURITY DESCRIPTION                 (UNAUDITED)      VALUE
----------------   -------------------------------------------------  ------------  ------------
FOREIGN GOVERNMENT AGENCY (1.9%)
MEXICO (1.9%)
$       360,000    Bancomext Trust Division, (144A), 11.250% due
                     05/30/06 (cost $377,796).......................    Baa3/BB     $   392,400
                                                                                    -----------

SOVEREIGN BONDS (73.2%)
ARGENTINA (14.3%)
        280,000    Republic of Argentina Global Bonds, 10.250% due
                     07/21/30.......................................     B1/BB          230,720
        318,000    Republic of Argentina Global Bonds, 11.750% due
                     06/15/15.......................................     B1/BB          293,514
    ARS 726,365    Republic of Argentina - Bocon, Series PRO1,
                     2.935% due 04/01/07(v).........................    B1/BBB-         518,257
        250,000    Republic of Argentina Bonos del Tesoro, Series
                     BTO6, 11.250% due 05/24/04(v)..................     NR/NR          245,625
        105,000    Republic of Argentina Discount Bonds, Series
                     L-GL, 7.875% due 03/31/23(v)...................     B1/BB           85,050
        740,000    Republic of Argentina Global Bonds, 9.750% due
                     09/19/27(v)....................................     B1/BB          587,560
        100,000    Republic of Argentina Global Bonds, 11.750% due
                     04/07/09.......................................     B1/BB           94,500
        160,000    Republic of Argentina Global Bonds, 12.125% due
                     02/25/19(v)....................................     B1/BB          153,280
        399,000    Republic of Argentina Global Bonds, Series BGL5,
                     11.375% due 01/30/17(v)(s).....................     B1/BB          363,489
         35,000    Republic of Argentina Par Bonds, Series L-GP,
                     6.000% due 03/31/23(v).........................     B1/BB           23,866
        336,000    Republic of Argentina, Series FRB, 7.375% due
                     03/31/05(v)....................................     B1/BB          310,128
                                                                                    -----------
                                                                                      2,905,989
                                                                                    -----------

BRAZIL (15.5%)
        480,000    Republic of Brazil Global Bonds, 12.250% due
                     03/06/30.......................................     B2/B+          452,160
        150,000    Republic of Brazil Global Bonds, 12.750% due
                     01/15/20.......................................     B2/B+          146,400
        849,673    Republic of Brazil C Bonds, Series 20 Year,
                     8.000% due 04/15/14(v)(s)......................     B2/B+          632,475
        665,000    Republic of Brazil DCB, Series 18 Year, 7.438%
                     due 04/15/12(v)(s).............................     B2/B+          495,009
        200,000    Republic of Brazil DCB, Series RG, 7.438% due
                     04/15/12(v)....................................     B2/B+          148,875
        450,000    Republic of Brazil Discount Bonds, Series 30 Year
                     ZL, 7.375% due 04/15/24(v).....................     B2/B+          354,375
         70,000    Republic of Brazil Global Bonds, 10.125% due
                     05/15/27.......................................     B2/B+           55,300
         50,000    Republic of Brazil Global Bonds, 11.625% due
                     04/15/04(s)....................................     B2/B+           50,825
        159,000    Republic of Brazil Global Bonds, 14.500% due
                     10/15/09(s)....................................     B2/B+          172,753
        145,000    Republic of Brazil NMB, Series 15 Year, 7.438%
                     due 04/15/09(v)................................     B2/B+          122,434
        450,000    Republic of Brazil Par Bonds, Series 30 Year ZL,
                     6.000% due 04/15/24(v).........................     B2/B+          294,750
        232,500    Republic of Brazil, Series EI-L, 7.375% due
                     04/15/06(v)....................................     B2/B+          213,464
                                                                                    -----------
                                                                                      3,138,820
                                                                                    -----------

BULGARIA (3.0%)
        240,000    Republic of Bulgaria Discount Bonds, Series A,
                     7.750% due 07/28/24(v).........................     B2/NR          192,600
        290,000    Republic of Bulgaria Global FLIRB, Series A,
                     2.750% due 07/28/12(v).........................     B2/B+          218,950
        250,000    Republic of Bulgaria IAB, Series PDI, 7.750% due
                     07/28/11(v)(s).................................     B2/B+          201,562
                                                                                    -----------
                                                                                        613,112
                                                                                    -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

                                                                      MOODY'S/S&P
   PRINCIPAL                                                            RATING
   AMOUNT/ /                     SECURITY DESCRIPTION                 (UNAUDITED)      VALUE
----------------   -------------------------------------------------  ------------  ------------
COLOMBIA (4.3%)
$       130,000    Republic of Colombia, 9.750% due 04/23/09........     Ba2/BB     $   104,975
        600,000    Republic of Colombia, 11.750% due 02/25/20.......     Ba2/BB         516,900
        240,000    Republic of Colombia, 8.625% due 04/01/08........     Ba2/BB         189,000
         70,000    Republic of Columbia, 7.625% due 02/15/07........     Ba2/BB          53,025
                                                                                    -----------
                                                                                        863,900
                                                                                    -----------

ECUADOR (0.9%)
        480,000    Republic of Ecuador Par Bonds, 4.000% due
                     02/28/25(v) TRIANGLE +.........................    Caa2/NR         184,800
                                                                                    -----------

MEXICO (4.4%)
         50,000    United Mexican States Discount Bonds, Series C,
                     7.800% due 12/31/19(v).........................    Baa3/BB+         49,688
        160,000    United Mexican States, Series XW, 10.375% due
                     02/17/09.......................................    Baa3/BB+        172,000
        250,000    United Mexican States Discount Bonds, Series D,
                     7.925% due 12/31/19(v).........................    Baa3/BB+        248,438
         85,000    United Mexican States Global Bonds, 11.375% due
                     09/15/16.......................................    Baa3/BB+         98,685
         80,000    United Mexican States Global Bonds, 11.500% due
                     05/15/26.......................................    Baa3/BB+         97,760
        250,000    United Mexican States Par Bonds, Series W-A,
                     6.250% due 12/31/19............................    Baa3/BB+        214,375
                                                                                    -----------
                                                                                        880,946
                                                                                    -----------

MOROCCO (0.3%)
         64,272    Kingdom of Morocco Restructuring & Consolidation
                     Agreement, Series A, 7.750% due 01/01/09(v)....     Ba1/BB          58,487
                                                                                    -----------

NIGERIA (0.7%)
        250,000    Central Bank of Nigeria, Series WW, 6.250% due
                     11/15/20(v)....................................     NR/NR          143,750
                                                                                    -----------

PAKISTAN (2.1%)
        658,000    Republic of Pakistan, (144A), 10.000% due
                     12/13/05.......................................    Caa1/B-         434,280
                                                                                    -----------

PANAMA (1.8%)
        110,000    Republic of Panama, 10.750% due 05/15/20.........    Ba1/BB+         110,000
        115,000    Republic of Panama, 8.875% due 09/30/27(s).......    Ba1/BB+          99,475
         90,000    Republic of Panama IRB, Series 18 Year, 4.500%
                     due 07/17/14(v)................................    Ba1/BB+          73,238
        109,345    Republic of Panama PDI, Series 20 Year, 7.750%
                     due 07/17/16(v)(s).............................    Ba1/BB+          89,936
                                                                                    -----------
                                                                                        372,649
                                                                                    -----------

PERU (1.5%)
        145,000    Republic of Peru FLIRB, Series 20 Year, 3.750%
                     due 03/07/17(v)................................     Ba3/BB          89,900
        295,000    Republic of Peru PDI, Series 20 Year, 4.500% due
                     03/07/17(v)(s).................................     Ba3/BB         202,075
                                                                                    -----------
                                                                                        291,975
                                                                                    -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

                                                                      MOODY'S/S&P
   PRINCIPAL                                                            RATING
   AMOUNT/ /                     SECURITY DESCRIPTION                 (UNAUDITED)      VALUE
----------------   -------------------------------------------------  ------------  ------------
PHILIPPINES (1.2%)
$       300,000    Republic of Philippines, 10.625% due 03/16/25....    Ba1/BB+     $   250,050
                                                                                    -----------

RUSSIA (14.8%)
        340,000    Russia IAN, Vnesheconombank, Series US, 7.938%
                     due 12/15/15(v) TRIANGLE +.....................     Ca/NR          113,492
      4,848,000    Russia Principal Loan, Vnesheconombank, Series 24
                     Year, 7.938% due 12/15/20(v) TRIANGLE +........     NR/NR        1,599,840
        350,000    Russian Federation, 8.750% due 07/24/05..........     B3/B-          279,125
         90,000    Russian Federation, 9.250% due 11/27/01..........     B3/B-           87,584
        330,000    Russian Federation, 10.000% due 06/26/07.........     B3/B-          259,050
        300,000    Russian Federation, 11.000% due 07/24/18.........     B3/B-          227,250
        130,000    Russian Federation, 11.750% due 06/10/03.........     B3/B-          123,500
        350,000    Russian Federation, 12.750% due 06/24/28.........     B3/B-          309,313
                                                                                    -----------
                                                                                      2,999,154
                                                                                    -----------

TURKEY (3.9%)
        400,000    Republic of Turkey, 11.875% due 01/15/30.........     B1/B+          434,800
        330,000    Republic of Turkey, 12.375% due 06/15/09.........     B1/B+          356,400
                                                                                    -----------
                                                                                        791,200
                                                                                    -----------

VENEZUELA (4.5%)
        357,140    Republic of Venezuela DCB, 7.875% due
                     12/18/07(v)(s).................................      B2/B          296,426
        166,665    Republic of Venezuela FLIRB, Series B, 7.438% due
                     03/31/07(v)....................................      B2/B          138,749
        440,000    Republic of Venezuela Global Bonds, 9.250% due
                     09/15/27(s)....................................      B2/B          295,240
        250,000    Republic of Venezuela Par Bonds, Series W-A,
                     6.750% due 03/31/20(s).........................      B2/B          178,750
                                                                                    -----------
                                                                                        909,165
                                                                                    -----------
                       TOTAL SOVEREIGN BONDS (COST $12,673,063).....                 14,838,277
                                                                                    -----------

U.S. TREASURY OBLIGATIONS (2.8%)
U.S. TREASURY BONDS (0.3%)
         50,000    6.125% due 08/15/29..............................                     51,461
                                                                                    -----------

U.S. TREASURY NOTES (2.5%)
        500,000    6.500% due 02/15/10..............................                    516,485
                                                                                    -----------
                       TOTAL U.S. TREASURY OBLIGATIONS (COST
                         $566,985)..................................                    567,946
                                                                                    -----------

RIGHTS (0.0%)
MEXICO (0.0%)
      2,644,000    United Mexican States Value Recovery, Series Par,
                     Expiring 06/30/03 (cost $0) +..................     NR/NR                0
                                                                                    -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

                                                                      MOODY'S/S&P
   PRINCIPAL                                                            RATING
   AMOUNT/ /                     SECURITY DESCRIPTION                 (UNAUDITED)      VALUE
----------------   -------------------------------------------------  ------------  ------------
WARRANTS (0.0%)
NIGERIA (0.0%)
$         1,500    Central Bank of Nigeria, Expiring 11/15/20+......     NR/NR      $         0
                                                                                    -----------

VENEZUELA (0.0%)
          2,500    Republic of Venezuela, Expiring 04/15/20+........     NR/NR                0
                                                                                    -----------
                       TOTAL WARRANTS (COST $0).....................                          0
                                                                                    -----------


SHORT-TERM INVESTMENTS (1.2%)
OTHER INVESTMENT COMPANIES (1.2%)
        239,325    J.P. Morgan Institutional Prime Money Market Fund
                     (cost $239,325)*...............................      239,325
                                                                      -----------
                   TOTAL INVESTMENTS (COST $17,816,422) (98.1%).....   19,889,048
                   OTHER ASSETS IN EXCESS OF LIABILITIES (1.9%).....      375,576
                                                                      -----------
                   NET ASSETS (100.0%)..............................  $20,264,624
                                                                      ===========

------------------------------
Note: Based on the cost of investments of $17,864,834 for Federal Income Tax Purposes at July 31, 2000, the aggregate gross unrealized appreciation and depreciation was $2,310,349 and $286,135, respectively, resulting in net unrealized appreciation of $2,024,214.

+Non-income producing security.

(s)Security is fully of partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts. $1,974,275 of the market value has been segregated.

(v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.

TRIANGLE Defaulted security.

/ / Denominated in United States Dollar unless otherwise indicated.

ARS - Denominated in Argentina Pesos.

144A - Securities restricted for resale to Qualified Institutional Buyers.

C - Capitalization.

DCB - Debt Conversion Bond.

FLIRB - Front Loaded Interest Reduction Bond.

IAB - Interest in Arrears Bond.

IAN - Interest in Arrears Note.

IRB - Interest Reduction Bond.

NMB - New Money Bond.

PDI - Past Due Interest.

FRB - Floating Rate Bond.

*Money Market Mutual Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $17,816,422 )           $19,889,048
Cash                                                   399,094
Interest Receivable                                    422,845
Receivable for Investments Sold                        172,025
Deferred Organization Expenses                           1,690
Receivable for Expense Reimbursement                     1,077
Prepaid Trustees' Fees                                     195
Prepaid Expenses and Other Assets                          213
                                                   -----------
    Total Assets                                    20,886,187
                                                   -----------
LIABILITIES
Payable for Investments Purchased                      531,883
Custody Fee Payable                                     18,296
Advisory Fee Payable                                    11,727
Variation Margin Payable                                 1,312
Administrative Services Fee Payable                        405
Fund Services Fee Payable                                   17
Accrued Expenses                                        57,923
                                                   -----------
    Total Liabilities                                  621,563
                                                   -----------
NET ASSETS
Applicable to Investors' Beneficial Interests      $20,264,624
                                                   ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED JULY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                $2,903,636
EXPENSES
Advisory Fee                                       $  166,951
Custodian Fees and Expenses                            68,131
Professional Fees and Expenses                         50,261
Printing Expenses                                       7,325
Administrative Services Fee                             5,919
Amortization of Organization Expense                    3,247
Fund Services Fee                                         399
Trustees' Fees and Expenses                               383
Administration Fee                                        222
Insurance Expense                                          55
                                                   ----------
    Total Expenses                                    302,893
Less: Reimbursement of Expenses                       (13,890)
                                                   ----------
NET EXPENSES                                                      289,003
                                                               ----------
NET INVESTMENT INCOME                                           2,614,633
NET REALIZED GAIN ON
  Investments                                       2,452,953
  Futures Contracts                                    28,247
                                                   ----------
    Net Realized Gain                                           2,481,200
NET CHANGE IN UNREALIZED APPRECIATION OF
  Investments                                       2,053,688
  Futures Contracts                                    46,188
  Foreign Currency Translations                         2,750
                                                   ----------
    Net Change in Unrealized Appreciation                       2,102,626
                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $7,198,459
                                                               ==========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL         FOR THE PERIOD              FOR THE
                                                     YEAR ENDED               ENDED              FISCAL YEAR ENDED
                                                   JULY 31, 2000         JULY 31, 1999(A)        DECEMBER 31, 1998
                                                   --------------  ----------------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   2,614,633   $                 1,275,824   $      1,544,342
Net Realized Gain (Loss) on Investments, Futures
  and Foreign Currency Contracts and Transactions      2,481,200                      (644,480)        (4,592,666)
Net Change in Unrealized Appreciation of
  Investments, Futures and Foreign Currency
  Contracts and Translations                           2,102,626                        18,215            223,707
                                                   -------------   ---------------------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                       7,198,459                       649,559         (2,824,617)
                                                   -------------   ---------------------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         25,094,412                    19,855,226         15,100,514
Withdrawals                                          (38,292,621)                  (13,588,663)        (5,099,187)
                                                   -------------   ---------------------------   ----------------
    Net (Decrease) Increase from Investors'
      Transactions                                   (13,198,209)                    6,266,563         10,001,327
                                                   -------------   ---------------------------   ----------------
    Total (Decrease) Increase in Net Assets           (5,999,750)                    6,916,122          7,176,710
NET ASSETS
Beginning of Period                                   26,264,374                    19,348,252         12,171,542
                                                   -------------   ---------------------------   ----------------
End of Period                                      $  20,264,624   $                26,264,374   $     19,348,252
                                                   =============   ===========================   ================

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                                FOR THE PERIOD
                                                                                                                MARCH 7, 1997
                                           FOR THE FISCAL          FOR THE                 FOR THE             (COMMENCEMENT OF
                                             YEAR ENDED          PERIOD ENDED         FISCAL YEAR ENDED      OPERATIONS) THROUGH
                                           JULY 31, 2000       JULY 31, 1999(A)       DECEMBER 31, 1998       DECEMBER 31, 1997
                                           --------------    --------------------    --------------------    --------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                      1.21%            1.25%(b)                1.07%                   0.91%(b)
  Net Investment Income                            10.97%           12.19%(b)               10.16%                   9.57%(b)
  Expenses without Reimbursement                    1.27%            1.70%(b)                1.25%                   0.91%(b)
Portfolio Turnover                                   295%             555%(c)                 791%                    182%(c)

------------------------
(a)Fiscal year changed to July 31. Prior to this, the fiscal year end was December 31. The numbers reflected are for the period January 1, 1999 through July 31, 1999.

(b) Annualized.

(c) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Emerging Markets Debt Portfolio (the "portfolio") is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The portfolio commenced operations on March 7, 1997. The portfolio's investment objective is high total return from a portfolio of fixed income securities of emerging markets issuers. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The portfolio may have elements of risk not typically associated with investments in the United States due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions which could cause the securities and their markets to be less liquid and prices more volatile than those comparable to the United States. The ability of the issuers of the debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available bid price on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or, in the absence of recorded trades, at the readily available bid price on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the quoted bid price in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio incurred organization expenses in the amount of $16,200. Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan") has paid the organization expenses of the portfolio. The portfolio has reimbursed Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the fund.

   e) Expenses incurred by the series portfolio with respect to any two or more portfolios in the series portfolio are allocated in proportion to the net assets of each portfolio in the series portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   f) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations.

   g) A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------
      time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements and to manage exposure to changing interest rates and securities prices. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

   h) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan"), a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid JPMIM at an annual rate of 0.70% of the portfolio's average daily net assets. For the fiscal year ended July 31, 2000, such fees amounted to $167,122.

      The portfolio may invest in one or more affiliated money market funds:
      J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the portfolio in an amount to offset any doubling of investment advisory, shareholder servicing and administrative service fees. For fiscal year ended July 31, 2000, J.P. Morgan has agreed to reimburse the portfolio $171 under the agreement. Interest Income included in the Statement of Operations for the year ended July 31, 2000 includes $5,293 of interest income from investments in affiliated money market funds.

   b) The trust, on behalf of the portfolio, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended July 31, 2000, the fee for these services amounted to $222.

   c) The trust, on behalf of the portfolio, has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------
      administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first
      $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended July 31, 2000, the fee for these services amounted to $5,919.

      In addition, J.P. Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio, at no more than 1.25% of the average daily net assets of the portfolio until November 28, 2000. For the fiscal year ended July 31, 2000, J.P. Morgan has agreed to reimburse the portfolio $13,890 for expenses under this agreement.

   d) The trust, on behalf of the portfolio, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. For the fiscal year ended July 31, 2000, the portfolio's allocated portion of Group's costs in performing its services amounted to $399.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $40.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended July 31, 2000 were as follows:

COST OF             PROCEEDS
PURCHASES          FROM SALES
---------          -----------
$66,203,188......  $74,017,216
================   ===========

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

Open futures contracts at July 31, 2000 are summarized as follows:

                                                                   NET UNREALIZED
                                                                   APPRECIATION/   CURRENT MARKET VALUE
                                                   CONTRACTS LONG  (DEPRECIATION)      OF CONTRACTS
                                                   --------------  --------------  --------------------
U.S. Long Bond, expiring
 September 2000..................................             10   $      47,765   $           985,938
                                                   =============   =============   ===================

                                                   CONTRACTS SHORT
                                                   ---------------
U.S. Ten Year Note, expiring
 September 2000..................................               2   $      (1,089)  $          (197,781)
                                                   ==============   =============   ===================

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Emerging Markets Debt Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Emerging Markets Debt Portfolio (the "portfolio") at July 31, 2000, the results of its operations for the year then ended, and the changes in its net assets for the year then ended, for the period January 1, 1999 through July 31, 1999 and for the year ended December 31, 1998 and the supplementary data for the year then ended, for the period from January 1, 1999 through July 31, 1999, for the year ended December 31, 1998 and for the period March 7, 1997 (commencement of operations) through December 31, 1997, in conformity with accounting principles generally accepted in the United States. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
September 15, 2000